Financial instruments risk management (Schedule of Reconciliation of Opening and Closing Fair Value) (Details) - Financial assets at fair value through profit or loss [Member] ₪ in Thousands	12 Months Ended
Dec. 31, 2023 ILS (₪)
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2023	₪ 116,762
Purchases	18,054
Disposals	(36,220)
Gain (loss)	3,567
December 31, 2023	102,163
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2023	44,113
Purchases	0
Disposals	0
Gain (loss)	2,030
December 31, 2023	₪ 46,143